UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY

10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period:  9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 79.3%
		CONSUMER DISCRETIONARY - 42.0%
	4,400	A.T. Cross Co., Class A *	$ 27,984
	11,000	Arbitron, Inc.	407,110
	32,864	Cablevision Systems-NY Grp., Class A	746,341
	17,500	Carnival Corp.	823,025
	38,076	CBS Corp., Class B	1,072,601
	19,500	Comcast Corp., Special Class A *	717,795
	15,500	Dow Jones & Co., Inc.	519,870
	5,630	Hanover Direct, Inc. *	7,601
	30,100	Hilton Hotels Corp.	838,285
	10,900	IHOP Corp.	505,215
	25,000	Limited Brands, Inc.	662,250
	19,100	McDonald's Corp.	747,192
	7,000	Meredith Corp.	345,310
	13,000	MGM Mirage *	513,370
	22,600	Midas, Inc. *	467,368
	18,100	Orient Express Hotels Ltd., Class A	676,578
	44,100	Playboy Enterprises, Inc., Class B *	414,981
	37,500	Saks, Inc.	648,000
	19,500	Scholastic Corp. *	607,425
	25,500	The Walt Disney Co.	788,205
	70,000	Time Warner, Inc.	1,276,100
	12,576	Viacom Inc., Class B*	467,576
			13,280,182

		CONSUMER STAPLES - 5.3%
	16,000	CVS Corp.	513,920
	14,000	H.J. Heinz Co.	587,020
	26,900	PepsiAmericas, Inc.	574,046
			1,674,986

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)(Continued)
	Shares		Value
		FINANCIAL SERVICES - 20.6%
	16,500	Ameriprise Financial, Inc.	$ 773,850
	18,000	Bank of New York Co., Inc.	634,680
	21,300	Citigroup, Inc.	1,057,971
	29,250	J.P. Morgan Chase & Co.	1,373,580
	4,400	Lehman Brothers Holdings, Inc.	324,984
	15,500	Merrill Lynch & Co., Inc.	1,212,410
	24,386	St Paul Travelers Cos., Inc. (The)	1,143,459
			6,520,934

		HEALTHCARE - 3.1%
	35,000	Pfizer, Inc.	992,600

		INDUSTRIAL - 2.5%
	22,000	General Electric Co.	776,600

		INFORMATION TECHNOLOGY - 1.7%
	8,000	Diebold, Inc.	348,240
	8,000	DSP Group, Inc. *	182,800
			531,040

		SOFTWARE - 0.9%
	10,000	Microsoft Corp.	273,300

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	September 30, 2006 (Unaudited)(Continued)
	Shares		Value
		TELECOMMUNICATIONS SERVICES - 3.2%
	15,000	ALLTEL Corp.	$ 832,500
	13,441	Windstream Corp.	177,287
			1,009,787

		TOTAL COMMON STOCKS (Cost $18,850,950)	25,059,429

		SHORT- TERM INVESTMENTS - 20.8%
		MONEY MARKET FUNDS - 5.0%
	1,052,016	BNY Hamilton Fund - Premier Class, 4.93%, 10/2/06**	1,052,016
	500,000	Milestone Treasury Obligation Portfolio - Institutional Class, 5.14%, 10/2/06**	500,000
			1,552,016
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 15.8%
	$ 5,014,000	Federal Home Loan Bank, Discount Notes, 4.90%, 10/19/06	5,000,659

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,552,675)	6,552,675

		TOTAL INVESTMENTS - 100.1% (Cost $25,403,625) (a)	$ 31,612,104

		OTHER ASSETS & LIABILITIES - (0.01)%	(29,777)
		NET ASSETS - 100.0%	$ 31,582,327

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 6,549,949
	Unrealized depreciation (341,470)
	Net unrealized appreciation $ 6,208,479

	Aggregate cost for federal income tax purposes is $25,403,625.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2006.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/06

By

*/s/  Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/06